Treasury Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities

The following table shows Unilever’s contractually agreed undiscounted cash flows, including expected interest payments, which are payable under financial liabilities at the balance sheet date:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Undiscounted cash flows	Note	Due within 1 year	Due between 1 and 2 years	Due between 2 and 3 years	Due between 3 and 4 years	Due between 4 and 5 years	Due after 5 years	Total	Net carrying amount as shown in balance sheet
2018
Non-derivative financial liabilities:
Bank loans and overdrafts		(529)	(12)	(1)	(278)	—	—	(820)	(814)
Bonds and other loans		(2,888)	(2,748)	(2,572)	(2,646)	(2,387)	(14,090)	(27,331)	(23,391)
Finance lease creditors	20	(20)	(19)	(18)	(17)	(17)	(96)	(187)	(128)
Other financial liabilities		(149)	(1)	—	—	—	—	(150)	(150)
Trade payables, accruals and other liabilities	14	(13,945)	(140)	(10)	(5)	(4)	(14)	(14,118)	(14,118)
Deferred consideration		(14)	(79)	(70)	(6)	—	(45)	(214)	(187)

		(17,545)	(2,999)	(2,671)	(2,952)	(2,408)	(14,245)	(42,820)	(38,788)

Derivative financial liabilities:
Interest rate derivatives:
Derivative contracts – receipts		67	760	163	788	37	1,406	3,221
Derivative contracts – payments		(23)	(756)	(138)	(797)	(17)	(1,423)	(3,154)
Foreign exchange derivatives:
Derivative contracts – receipts		17,108	—	—	—	—	—	17,108
Derivative contracts – payments		(17,317)	—	—	—	—	—	(17,317)
Commodity derivatives:
Derivative contracts – receipts		—	—	—	—	—	—	—
Derivative contracts – payments		(74)	—	—	—	—	—	(74)

		(239)	4	25	(9)	20	(17)	(216)	(542)

Total		(17,784)	(2,995)	(2,646)	(2,961)	(2,388)	(14,262)	(43,036)	(39,330)

2017
Non-derivative financial liabilities:
Preference shares		—	—	—	—	—	—	—	—
Bank loans and overdrafts		(522)	(221)	(1)	(1)	(260)	—	(1,005)	(992)
Bonds and other loans		(7,558)	(1,577)	(2,546)	(2,026)	(2,058)	(9,953)	(25,718)	(22,709)
Finance lease creditors	20	(20)	(18)	(17)	(16)	(17)	(118)	(206)	(131)
Other financial liabilities		(177)	—	—	—	—	—	(177)	(177)
Trade payables, accruals and other liabilities	14	(12,861)	(215)	—	—	—	—	(13,076)	(13,076)
Deferred consideration		(26)	(36)	(27)	(515)	(3)	(9)	(616)	(511)

		(21,164)	(2,067)	(2,591)	(2,558)	(2,338)	(10,080)	(40,798)	(37,596)

Derivative financial liabilities:
Interest rate derivatives:
Derivative contracts – receipts		349	64	727	51	754	1,380	3,325
Derivative contracts – payments		(319)	(19)	(753)	(19)	(797)	(1,440)	(3,347)
Foreign exchange derivatives:
Derivative contracts – receipts		24,935	—	—	—	—	—	24,935
Derivative contracts – payments		(25,258)	—	—	—	—	—	(25,258)
Commodity derivatives:
Derivative contracts – receipts		—	—	—	—	—	—	—
Derivative contracts – payments		(19)	—	—	—	—	—	(19)

		(312)	45	(26)	32	(43)	(60)	(364)	(534)

Total		(21,476)	(2,022)	(2,617)	(2,526)	(2,381)	(10,140)	(41,162)	(38,130)

Summary of Derivative Cash Flow Hedges

The following table shows cash flows for which cash flow hedge accounting is applied. The derivatives in the cash flow hedge relationships are expected to have an impact on profit and loss in the same periods as the cash flows occur.

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
	Due within 1 year	Due between 1 and 2 years	Due between 2 and 3 years	Due between 3 and 4 years	Due between 4 and 5 years	Due after 5 years	Total	Net carrying amount of related derivatives(a)
2018
Foreign exchange cash inflows	3,426	—	—	—	—	—	3,426	—
Foreign exchange cash outflows	(3,435)	—	—	—	—	—	(3,435)	14
Interest rate swaps cash inflows	103	795	433	1,158	525	1,406	4,420	—
Interest rate swaps cash outflows	(23)	(756)	(347)	(1,147)	(464)	(1,423)	(4,160)	(199)
Commodity contracts cash flows	(74)	—	—	—	—	—	(74)	(74)
2017
Foreign exchange cash inflows	3,510	—	—	—	—	—	3,510	—
Foreign exchange cash outflows	(3,536)	—	—	—	—	—	(3,536)	(8)
Interest rate swaps cash inflows	349	64	727	50	753	1,380	3.323	—
Interest rate swaps cash outflows	(319)	(19)	(753)	(19)	(797)	(1,440)	(3,347)	(351)
Commodity contracts cash flows	(19)	—	—	—	—	—	(19)	(7)

(a)	See note 16C.

Impact of Interest Rate Swaps and Cross-Currency Swaps

The following table shows the split in fixed and floating-rate interest exposures, taking into account the impact of interest rate swaps and cross-currency swaps:

	€ million 2018	€ million 2017
Cash and cash equivalents	3,230	3,317
Current other financial assets	874	770
Current financial liabilities	(3,235)	(7,968)
Non-current financial liabilities	(21,650)	(16,462)

Net debt	(20,781)	(20,343)
Of which:
Fixed rate (weighted average amount of fixing for the following year)	(21,586)	(16,216)

Summary of Derivatives Used to Hedge

The uses of derivatives and the related values of derivatives are summarised in the following table. Derivatives used to hedge:

	€ million	€ million		€ million	€ million		€ million	€ million
	Trade and other receivables	Financial assets		Trade payables and other liabilities	Current financial liabilities		Non- current financial liabilities	Total
31 December 2018
Foreign exchange derivatives
Fair value hedges	—	—		—	—		—	—
Cash flow hedges	39	—		(25)	—		—	14
Hedges of net investments in foreign operations	—	58	(a)	—	(21	)(a)	—	37
Hedge accounting not applied	42	67	(a)	(41)	(105	)(a)	—	(37)
Cross-currency Interest rate swaps
Fair value hedges	—	—		—	—		—	—
Cash flow hedges	—	69		—	—		(268)	(199)
Hedge accounting not applied	—	—		—	—		(8)	(8)
Commodity contracts
Cash flow hedges	—	—		(74)	—		—	(74)
Hedge accounting not applied	1	—		—	—		—	1

	82	194		(140)	(126)		(276)	(266)

	Total assets	276		Total liabilities			(542)	(266)

31 December 2017
Foreign exchange derivatives
Fair value hedges	—	—		—	—		—	—
Cash flow hedges	32	—		(40)	—		—	(8)
Hedges of net investments in foreign operations	—	9	(a)	—	(103	)(a)	—	(94)
Hedge accounting not applied	13	73	(a)	(54)	35	(a)	—	67
Cross-currency Interest rate swaps
Fair value hedges	—	2		—	—		—	2
Cash flow hedges	—	2		—	(18)		(335)	(351)
Hedge accounting not applied	—	30		—	—		—	30
Commodity contracts
Cash flow hedges	12	—		(19)	—		—	(7)
Hedge accounting not applied	—	—		—	—		—	—

	57	116		(113)	(86)		(335)	(361)

	Total assets	173		Total liabilities			(534)	(361)

(a)	Swaps that hedge the currency risk on intra-group loans and offset ‘Hedges of net investments in foreign operations’ are included within ‘Hedge accounting not applied’. See below for further details.

Summary of Financial Assets are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements

The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements.

Related amounts not set
off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
Gross
		amounts of	Net amounts
		recognised	of financial
	Gross	financial	assets
	amounts of	assets set	presented
	recognised	off in the	in the		Cash
	financial	balance	balance	Financial	collateral
As at 31 December 2018	assets	sheet	sheet	instruments	received	Net amount
Derivative financial assets	339	(63)	276	(164)	(10)	102

As at 31 December 2017
Derivative financial assets	276	(103)	173	(108)	(6)	59

Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements

The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements.

Related amounts not set
off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
Gross
		amounts of	Net amounts
		recognised	of financial
	Gross	financial	liabilities
	amounts of	liabilities set	presented
	recognised	off in the	in the		Cash
	financial	balance	balance	Financial	collateral
As at 31 December 2018	liabilities	sheet	sheet	instruments	pledged	Net amount
Derivative financial liabilities	(605)	63	(542)	164	—	(378)

As at 31 December 2017
Derivative financial liabilities	(637)	103	(534)	108	—	(426)